Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
13. Earnings Per Share
FASB ASC Section 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated to include any dilutive effect of our common stock equivalents. Our common stock equivalents consist of stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, and convertible debt. The dilutive effect of the stock options, non-vested shares of common stock, stock-settled phantom stock units, and restricted stock units is calculated using the treasury-stock method. The dilutive effect of convertible debt is calculated by applying the “if-converted” method. This assumes an add-back of interest, net of income taxes, to net income as if the securities were converted at the beginning of the period. We determined that for the years ended December 31, 2009, 2010, and 2011, the convertible debt had an anti-dilutive effect on earnings per share and we therefore excluded it from the dilutive shares calculation. In addition, 136,000 common stock equivalents have been excluded from the computation of diluted net loss per share for the year ended December 31, 2011, because the effect is anti-dilutive as a result of our net loss.
The weighted-average number of common shares outstanding for basic and diluted earnings per share purposes is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Weighted-average number of common shares outstanding — basic	38,279	37,802	37,366
Common stock equivalents	—	159	77
Weighted-average number of common shares outstanding — diluted	38,279	37,961	37,443

The following potential common shares were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2011	2010	2009
Stock options	3,400	3,766	3,872
Non-vested shares, restricted stock units, and stock-settled phantom stock units	430	621	1,151
Convertible debt	1,909	6,126	6,126